DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Sep. 19, 2019	Sep. 09, 2019	Jun. 30, 2019	Sep. 28, 2018	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001				$ 0.0001		$ 0.0001
Authorized Capital						360,000,000
Common stock, authorized	350,000,000	350,000,000						350,000,000
Common stock, issued	50,463,732	50,463,732						16,797,744
Common stock, outstanding	50,463,732	50,463,732						16,797,744
Preferred stock, par value (in dollar pers share)	$ 0.0001	$ 0.0001						$ 0.0001
Preferred stock, authorized	10,000,000	10,000,000						10,000,000
Accumulated deficit	$ (38,205,260)	$ (32,381,535)						$ (20,284,671)
Working capital deficit	17,200,000	15,205,000
Net borrowings outstanding	3,883,000	14,246,000	$ 10,063,000
Cash and cash equivalents	$ 437,298	$ 1,129,863					$ 4,625,874	$ 456,018	$ 45,248
Liquidity description	Based on our current operating plans, we believe that our existing cash and cash equivalents, as well as the $5.9 million in borrowings available under the Energy Capital Loan and Security Agreement (see NOTE 8 for additional details), will be sufficient to meet our anticipated operating needs through June 30, 2019. We currently do not have sufficient funds to repay certain debt obligations totaling approximately $4 million on maturity on June 30, 2019 and must secure additional equity or debt capital in order to repay those obligations. At the present time we have no commitments for any such funding and no assurance can be provided that we will be able to raise the needed funds on commercially acceptable terms or at all.	Based on our current operating plans, we believe that our existing cash and cash equivalents, as well as the $3,300,000 in borrowings we drew down thus far in 2019 from the $10 million loan and security agreement (see NOTE 14 for further details) will only be sufficient to meet our anticipated operating needs through March 2019. We currently do not have sufficient funds to repay the debt discussed above at maturity on March 30, 2019 and must secure additional equity or debt capital in order to repay those obligations (the balance of funds available under the $10 million loan and security agreement are contractually not available for this repayment). Aside from the balance available under $10 million loan and security agreement, at the present time we have no commitments for any such funding and no assurance can be provided that we will be able to raise the needed funds on commercially acceptable terms or at all.
Short-term borrowings outstanding	$ 14,100,000			$ 10,100,000	$ 4,000,000
Long-term borrowings outstanding	4,400,000
Employee [Member] | 2018 Equity Incentive Plan [Member]
Common stock reserved for issuance to employees	$ 10,000,000	$ 10,000,000
Common Stock Repurchase Agreement [Member]
Number of shares repurchased	32,600,000	32,600,000
Consideration of shares repurchased	$ 3,260	$ 3,260
Ondas Networks Share [Member]
Common stock, par value (in dollars per share)						$ 0.00001